VANECK GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 96.9%
Australia: 3.2%
Allkem Ltd. # *	266,649	$2,250,620
Ecograf Ltd. # * †	1,509,381	638,071
Glencore Plc (GBP) #	3,106,300	20,211,773
Piedmont Lithium, Inc. (USD) *	146,900	10,722,231
		33,822,695
Brazil: 2.3%
Vale SA (ADR)	942,500	18,840,575
Yara International ASA (NOK) #	99,600	4,980,847
		23,821,422
British Virgin Islands: 0.1%
Talon Metals Corp. (CAD) * †	1,620,200	1,101,604
Canada: 8.6%
Agnico Eagle Mines Ltd. (USD)	278,606	17,061,831
Barrick Gold Corp. (USD)	753,145	18,474,647
Euro Manganese, Inc. (AUD) # *	2,192,472	675,714
Kinross Gold Corp. (USD)	1,711,700	10,064,796
Nouveau Monde Graphite, Inc. (USD) * †	185,800	1,287,594
Nutrien Ltd. (USD)	414,471	43,100,839
		90,665,421
Chile: 1.7%
Lundin Mining Corp. (CAD)	1,768,500	17,923,365
Finland: 0.5%
Neste Oyj #	119,800	5,462,059
Netherlands: 0.5%
OCI NV # *	143,409	5,062,976
Norway: 4.3%
Equinor ASA (ADR)	928,700	34,835,537
FREYR Battery SA (USD) * †	481,200	5,899,512
FREYR Battery SA (USD) * ø	350,000	4,291,000
		45,026,049
South Africa: 5.4%
Anglo American Plc (GBP) #	689,900	35,848,804
Sibanye Stillwater Ltd. (ADR) †	1,313,200	21,313,236
		57,162,040
Spain: 0.1%
Soltec Power Holdings SA # * †	125,400	733,761
Turkey: 0.6%
Eldorado Gold Corp. (USD) *	524,400	5,878,524
United Kingdom: 0.8%
Endeavour Mining Plc (CAD)	343,400	8,518,045
United States: 64.5%
Baker Hughes Co.	477,000	17,367,570
Benson Hill, Inc. *	312,700	1,010,021
Benson Hill, Inc. * ø	190,000	613,700
Bunge Ltd.	270,000	29,918,700
ChampionX Corp. *	349,000	8,543,520
Chart Industries, Inc. * †	95,234	16,358,344
Chesapeake Energy Corp. †	124,600	10,840,200
Chevron Corp.	172,300	28,055,609
ConocoPhillips	317,241	31,724,100
Corteva, Inc.	394,866	22,696,898
Coterra Energy, Inc.	1,132,632	30,547,085
Darling Ingredients, Inc. *	122,300	9,830,474
	Number of Shares	Value
United States (continued)
Devon Energy Corp.	621,332	$36,739,361
Diamondback Energy, Inc.	258,168	35,389,669
Enphase Energy, Inc. *	83,800	16,909,164
EQT Corp.	768,700	26,450,967
ESS Tech, Inc. * ø	190,000	1,058,300
EVgo, Inc. * ø	308,000	3,960,880
Fluence Energy, Inc. *	36,300	475,893
FMC Corp.	148,300	19,511,831
Freeport-McMoRan, Inc.	807,000	40,140,180
Halliburton Co.	462,600	17,518,662
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	552,591	26,209,391
Kirby Corp. *	195,200	14,091,488
Liberty Oilfield Services, Inc. *	1,183,450	17,538,729
Mosaic Co.	243,600	16,199,400
MP Materials Corp. *	265,600	15,229,504
Newmont Corp.	331,855	26,365,880
Ormat Technologies, Inc. †	142,100	11,628,043
Pioneer Natural Resources Co.	147,588	36,901,428
SolarEdge Technologies, Inc. *	121,800	39,264,666
Solid Power, Inc.	85,000	736,950
Stem, Inc. * †	634,832	6,989,500
Stem, Inc. * ø	362,000	3,985,620
TuSimple Holdings, Inc. *	105,430	1,286,246
Tyson Foods, Inc.	200,800	17,997,704
Union Pacific Corp.	25,500	6,966,855
Valero Energy Corp.	293,700	29,822,298
		676,874,830
Zambia: 4.3%
First Quantum Minerals Ltd. (CAD)	1,319,300	45,673,962
Total Common Stocks (Cost: $587,244,946)		1,017,726,753

WARRANTS: 0.1%
Norway: 0.1%
FREYR Battery SA, USD 11.50, exp. 09/01/27	120,350	507,877
United States: 0.0%
Benson Hill, Inc., USD 11.50, exp. 12/24/25	74,875	33,694
Total Warrants (Cost: $216,758)		541,571

MONEY MARKET FUND: 4.1% (Cost: $43,223,968)
Invesco Treasury Portfolio - Institutional Class	43,223,968	43,223,968

Total Investments Before Collateral for Securities Loaned: 101.1% (Cost: $630,685,672)		1,061,492,292

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VANECK GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.2% (Cost: $12,910,371)

	Number of Shares	Value
Money Market Fund: 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio	12,910,371	$12,910,371
Total Investments: 102.3% (Cost: $643,596,043)		1,074,402,663
Liabilities in excess of other assets: (2.3)%		(24,329,256)
NET ASSETS: 100.0%		$1,050,073,407

Definitions:
ADR	American Depositary Receipt
AUD	Australia Dollar
CAD	Canadian Dollar
GBP	British Pound
NOK	Norwegian Krone
USD	United States Dollar

Footnotes:
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $75,864,625 which represents 7.2% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $37,733,221.
ø	Restricted Security – the aggregate value of restricted securities is $13,909,500, or 1.3% of net assets

Restricted securities held by the Fund as of March 31, 2022 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Benson Hill, Inc.	09/29/2021	190,000	$1,900,000	$613,700	0.0%
ESS Tech, Inc.	10/08/2021	190,000	1,900,000	1,058,300	0.1%
EVgo, Inc.	06/30/2021	308,000	3,080,000	3,960,880	0.4%
FREYR Battery SA	07/06/2021	350,000	3,500,000	4,291,000	0.4%
Stem, Inc.	04/28/2021	362,000	3,620,000	3,985,620	0.4%
			$14,000,000	$13,909,500	1.3%

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Cyclical	0.4%	$3,960,880
Consumer Staples	5.5	58,790,593
Energy	34.6	367,736,794
Financials	2.5	26,209,391
Industrials	6.0	63,381,346
Information Technology	5.3	56,173,830
Materials	40.5	430,387,447
Utilities	1.1	11,628,043
Money Market Fund	4.1	43,223,968
	100.0%	$1,061,492,292
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